PROPERTY AND EQUIPMENT (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
PROPERTY AND EQUIPMENT
Less: Accumulated depreciation	¥ (166,145)	¥ (107,752)
Property and equipment, net	3,236,291	2,049,056
Land
PROPERTY AND EQUIPMENT
Property and equipment, gross	1,792,025	1,006,622
Property and Buildings
PROPERTY AND EQUIPMENT
Property and equipment, gross	¥ 1,273,946	669,102
Property and Buildings | Minimum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	4 years
Property and Buildings | Maximum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	47 years
Machinery and Equipment
PROPERTY AND EQUIPMENT
Property and equipment, gross	¥ 156,580	158,104
Machinery and Equipment | Minimum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	10 years
Machinery and Equipment | Maximum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	17 years
Tools, Furniture, and Fixtures
PROPERTY AND EQUIPMENT
Property and equipment, gross	¥ 32,738	22,945
Tools, Furniture, and Fixtures | Minimum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	4 years
Tools, Furniture, and Fixtures | Maximum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	20 years
Construction in progress
PROPERTY AND EQUIPMENT
Property and equipment, gross	¥ 147,147	¥ 300,035